Fair values measurement (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	$ 484	$ 495
Current portion of fair value of derivative financial instruments	776	808
Liabilities	77,365	55,431
At fair value [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	71,904	54,107
Financial liabilities	2,800
At fair value [member] | Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	71,904	54,107
Financial liabilities	2,800
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	69,925	52,620
Financial liabilities	2,800
Liabilities	72,725	52,620
Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	484	495
Current portion of fair value of derivative financial instruments	776	808
Financial assets, at fair value	1,260	1,303
Financial assets measured at fair value [member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	484	495
Current portion of fair value of derivative financial instruments	776	808
Financial assets measured at fair value [member] | At fair value [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	0	0
Current portion of fair value of derivative financial instruments	0	0
Financial assets measured at fair value [member] | At fair value [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	484	495
Current portion of fair value of derivative financial instruments	776	808
Financial assets measured at fair value [member] | At fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	0	0
Current portion of fair value of derivative financial instruments	0	0
Financial liabilities not measured at fair value [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	0	0
Financial liabilities	0
Financial liabilities not measured at fair value [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	0	$ 0
Financial liabilities	$ 0